Share-Based Payments - Valuation Assumptions of Stock Options (Detail) - Share-based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	3.27%	3.73%	3.69%
Risk-free interest rate	2.66%	2.85%	2.23%
Expected stock price volatility	18.34%	20.02%	18.39%
Expected term (years)	6 years 9 months	6 years 9 months	6 years 9 months